UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/10

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    04 August 2010
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		122

Form 13F Information Table Value Total:	              $226,764   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      414 44829.000SH       Sole                44829.000
AT&T Corp.                     COM              001957109      852 35215.000SH       Sole                35215.000
Access Plans Inc.              COM              00434j104       18 21000.000SH       Sole                21000.000
Allstate Corp.                 COM              020002101      308 10712.000SH       Sole                10712.000
Altria Group, Inc.             COM              718154107      372 18560.000SH       Sole                18560.000
AmeriGas Partners LP           COM              030975106      815 19700.000SH       Sole                19700.000
American Electric Power        COM              025537101      387 11974.000SH       Sole                11974.000
American Express               COM              025816109      563 14189.193SH       Sole                14189.193
American Natl Ins Co.          COM              028591105     5430 67065.000SH       Sole                67065.000
Apollo Investment Corp         COM              03761U106      157 16800.000SH       Sole                16800.000
Apple Computer                 COM              037833100      873 3469.000 SH       Sole                 3469.000
Ares Capital Corporation       COM              04010L103      191 15226.000SH       Sole                15226.000
BB&T Corporation               COM              054937107     2515 95602.879SH       Sole                95602.879
Bank of America                COM              060505104     1745 121422.773SH      Sole               121422.773
Barrick Gold Corp              COM              067901108    10115 222750.000SH      Sole               222750.000
Baxter Intl. Inc.              COM              071813109      230 5670.000 SH       Sole                 5670.000
Becton Dickinson & Company     COM              075887109      366 5410.000 SH       Sole                 5410.000
Berkshire Hathaway Class B     COM              084670702    12735 159810.000SH      Sole               159810.000
Berkshire Hathaway Inc 1/100   COM                             480  400.000 SH       Sole                  400.000
Blue Gem Enterprise            COM              09548T106       28 243851.000SH      Sole               243851.000
Boeing                         COM              097023105      701 11175.000SH       Sole                11175.000
Bristol Myers Squibb           COM              110122108     3888 155903.000SH      Sole               155903.000
Canadian National Railway Co   COM              136375102      264 4600.000 SH       Sole                 4600.000
Cardero Resource Corp          COM              14140U105      270 237100.000SH      Sole               237100.000
Caterpillar Inc Del Com        COM              149123101     5981 99575.000SH       Sole                99575.000
Chevron Texaco                 COM              166764100      717 10560.000SH       Sole                10560.000
Cisco Sys Inc.                 COM              17275R102      209 9819.000 SH       Sole                 9819.000
Coca Cola                      COM              191216100     1154 23033.000SH       Sole                23033.000
Colgate Palmolive              COM              194162103      747 9485.000 SH       Sole                 9485.000
Colonial Bancgroup  Inc.       COM              195493309        1 31173.000SH       Sole                31173.000
Commercial Net Realty          COM              202218103      235 10950.000SH       Sole                10950.000
ConocoPhillips                 COM              20825C104     6789 138289.000SH      Sole               138289.000
Constellation Brands           COM              21036P108      422 27000.000SH       Sole                27000.000
Csx Corporation                COM              126408103      316 6368.000 SH       Sole                 6368.000
Deere & Company                COM              244199105      327 5875.000 SH       Sole                 5875.000
Diageo PLC New ADR             COM              25243Q205      638 10168.000SH       Sole                10168.000
Duke Energy Corp.              COM              264399106     5154 322135.000SH      Sole               322135.000
E I Dupont De Nemour           COM              263534109      655 18932.443SH       Sole                18932.443
E O G Resources Inc.           COM              26875P101      216 2200.000 SH       Sole                 2200.000
EMC Corporation                COM              268648102     1073 58634.000SH       Sole                58634.000
Emerson Electric               COM              291011104     9211 210815.266SH      Sole               210815.266
Express Scripts, Inc           COM              302182100     5949 126525.000SH      Sole               126525.000
Exxon Mobil Corp               COM              302290101     4869 85322.719SH       Sole                85322.719
Flowers Foods, Inc.            COM              343496105      580 23748.000SH       Sole                23748.000
Freeport-McMoRan Copper & Gold COM              35671D857     2072 35038.000SH       Sole                35038.000
Genco Shipping                 COM              Y2685T107      907 60505.000SH       Sole                60505.000
General Dynamics               COM              369550108     4628 79035.000SH       Sole                79035.000
General Electric               COM              369604103     5310 368243.283SH      Sole               368243.283
General Mills                  COM              370334104      201 5658.511 SH       Sole                 5658.511
General Signal Corp.           COM              367220100        4 10000.000SH       Sole                10000.000
Goldman Sachs Group Inc        COM              38141G104     1723 13128.000SH       Sole                13128.000
H J Heinz                      COM              423074103     4037 93399.121SH       Sole                93399.121
HEICO Corp.                    COM              422806109     1115 31035.000SH       Sole                31035.000
Hawaiian Electric Ind.         COM              419870100     2147 94249.000SH       Sole                94249.000
Hewlett Packard                COM              428236103      222 5137.533 SH       Sole                 5137.533
Home Depot                     COM              437076102      816 29070.000SH       Sole                29070.000
Honeywell Inc.                 COM              438506107      397 10170.000SH       Sole                10170.000
Intel Corporation              COM              458140100     1327 68234.053SH       Sole                68234.053
International Business Machine COM              459200101     3070 24862.512SH       Sole                24862.512
Ireland, Inc.                  COM              46267t206       13 25500.000SH       Sole                25500.000
J.P Morgan Chase & Co.         COM              46625H100      320 8748.000 SH       Sole                 8748.000
Johnson & Johnson              COM              478160104    12044 203934.000SH      Sole               203934.000
Johnson Controls               COM              478366107     3689 137280.000SH      Sole               137280.000
Kinder Morgan Energy Partners  COM              494550106     1883 28950.000SH       Sole                28950.000
Lowe's Companies, Inc.         COM              548661107      272 13332.000SH       Sole                13332.000
Mcdonalds Corp.                COM              580135101     6397 97118.447SH       Sole                97118.447
Medcohealth Solutions          COM              58405U102      211 3838.000 SH       Sole                 3838.000
Merck & Co. Inc.               COM              589331107      903 25815.000SH       Sole                25815.000
Microsoft Corporation          COM              594918104     2736 118915.181SH      Sole               118915.181
Minnesota Mining Mfg           COM              604059105     4515 57163.000SH       Sole                57163.000
Monsanto Company               COM              61166W101     1099 23782.338SH       Sole                23782.338
Motorola, Inc.                 COM              620076109       68 10489.816SH       Sole                10489.816
NextEra Energy, Inc.           COM              65339F101      208 4270.000 SH       Sole                 4270.000
Nordstrom, Inc.                COM              655664100     1130 35100.000SH       Sole                35100.000
Norfolk Southern Corp.         COM              655844108      210 3950.000 SH       Sole                 3950.000
Oracle Corporation             COM              68389X105      528 24586.000SH       Sole                24586.000
Patriot Transportation Holding COM              70337B102     5248 64860.000SH       Sole                64860.000
Penn West Energy Trust         COM              707885109      340 17890.000SH       Sole                17890.000
Pepco Holdings Inc.            COM              737679100      172 10980.000SH       Sole                10980.000
Pepsico Inc.                   COM              713448108     7891 129465.650SH      Sole               129465.650
Pfizer                         COM              717081103     1239 86866.752SH       Sole                86866.752
Philip Morris International    COM              718172109      562 12270.000SH       Sole                12270.000
Piedmont Natural Gas Co.       COM              720186105     1082 42750.000SH       Sole                42750.000
Potash Corp. of Saskatchewan,  COM              73755L107      428 4958.000 SH       Sole                 4958.000
Procter & Gamble               COM              742718109     9037 150671.000SH      Sole               150671.000
Questar Corp.                  COM              748356102      273 6000.000 SH       Sole                 6000.000
Raytheon Company               COM              755111507      599 12370.000SH       Sole                12370.000
Regency Centers Corporation    COM              758939102      284 8250.000 SH       Sole                 8250.000
Regions Financial Corp.        COM              7591ep100      169 25735.000SH       Sole                25735.000
Royal Dutch Petroleum          COM              780257804     1151 22928.000SH       Sole                22928.000
S&P 400 MidCap SPDRs           COM              595635103     2103 16284.000SH       Sole                16284.000
Schlumberger Limited           COM              806857108      728 13160.000SH       Sole                13160.000
Sony Corporation               COM              835699307      307 11500.000SH       Sole                11500.000
Southern Company               COM              842587107     7437 223469.000SH      Sole               223469.000
Spectra Energy Corp.           COM              847560109     2787 138879.000SH      Sole               138879.000
Stryker Corp Com               COM              863667101      530 10580.000SH       Sole                10580.000
Sysco Corporation              COM              871829107      469 16405.000SH       Sole                16405.000
Target Inc.                    COM              87612E106      766 15571.000SH       Sole                15571.000
Teva Pharmaceutical Industries COM              881624209      393 7562.000 SH       Sole                 7562.000
Thermoenergy Corp.             COM              883906406       23 50000.000SH       Sole                50000.000
United Technologies Corp.      COM              913017109      677 10426.000SH       Sole                10426.000
Vanguard Index Small-Cap Growt COM              922908595      318 5400.000 SH       Sole                 5400.000
Vanguard Mid-Cap VIPERs        COM              922908629      590 10050.000SH       Sole                10050.000
Verizon Communications         COM              92343V104      547 19523.000SH       Sole                19523.000
Vodafone Corp.                 COM              92857T107      454 21987.000SH       Sole                21987.000
Vulcan Materials Company       COM              929160109     5135 117147.728SH      Sole               117147.728
Wal-Mart Stores                COM              931142103      397 8255.000 SH       Sole                 8255.000
Walgreen Co                    COM              931422109      252 9435.000 SH       Sole                 9435.000
Walt Disney                    COM              254687106      320 10146.000SH       Sole                10146.000
Wealth Minerals LTD F          COM              946885100       33 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     5961 232863.972SH      Sole               232863.972
Weyerhaeuser Co.               COM              962166104     2926 83133.539SH       Sole                83133.539
Zimmer Holdings Inc.           COM              98956P102      214 3965.000 SH       Sole                 3965.000
Alabama Power 5.20% Div Qualif PFD              010392595      647    26975 SH       Sole                    26975
Goldman Sachs Group 6.20% Div. PFD              38144x500     1786    76475 SH       Sole                    76475
Goldman Sachs Group Floating R PFD              38143Y665     2567   143000 SH       Sole                   143000
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      352    14000 SH       Sole                    14000
JPM Chase Capital XXVI  8.00%  PFD              48124g104      257     9750 SH       Sole                     9750
JPM Chase Series S 6.625%      PFD              48123a207      921    38200 SH       Sole                    38200
Metlife Inc. Floating Rate     PFD              59156R504     3755   169125 SH       Sole                   169125
Wells Fargo Cap XII  7.875%    PFD              94985V202     1197    46650 SH       Sole                    46650
Nicholas-Applegate Cnvrt & Inc                  65370F101      277    30222 SH       Sole                    30222
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